IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Impairment Of Assets [Abstract]
Disclosure of impairment loss and reversal of impairment loss

For the years ended December 31	2018	2017
Impairment charges (reversals) of long-lived assets[1]	$722	($224)
Impairment of intangibles[1]	24	12
Impairment of goodwill[1]	154	—
Total	$900	($212)

[1]	Refer to note 21 for further details.
Other results of the sensitivity analysis are as follows:

	(Impairment)/reversal based on
Operating Segment	Gold price	Gold price
	+$100	-$100
Pueblo Viejo[1]	$607	($791)
Kalgoorlie	—	(230)
Hemlo	—	(139)
The carrying value of the CGUs that are most sensitive to changes in the key assumptions used in the FVLCD calculation are:

As at December 31, 2018	Carrying Value
Pueblo Viejo[1]	$2,863
Veladero[2]	667
Lumwana[3,4]	735
Bulyanhulu[5]	588
Lagunas Norte[6]	—

[1]
This CGU had an impairment loss in 2015. As there have been no indicators of impairment or impairment reversal in 2018, the carrying value would remain sensitive to the key assumptions in the FVLCD model from 2015.

[2]	As a result of the impairment recorded in 2018, this CGU was remeasured to fair value and is sensitive to changes, both positive and negative, in the key assumptions used to calculate the FVLCD.

[3]
This CGU had an impairment loss in 2012 and 2014 and a partial impairment reversal in 2017. While there was an indicator of impairment in 2018, no impairment was identified; however, the carrying value remains sensitive to the key assumptions in the FVLCD models from 2012 and 2014.

[4]
This CGU had an impairment reversal in 2017. There was no indicator of impairment reversal identified in 2018; however, the carrying value remains sensitive to the key assumptions in the FVLCD model from 2017.

[5]
These CGUs had an impairment loss in 2017. As there have been no indicators of impairment or impairment reversal in 2018, their carrying values would remain sensitive to the key assumptions in their FVLCD model from 2017.

[6]	Due to the long-lived asset and inventory impairments recorded in 2018, the carrying value of the CGU is nil.

The other key assumptions used in our impairment testing, based on the CGUs tested in each year, are summarized in the table below:

	2018	2017
Copper price per lb (long-term)	$2.85	$2.75
WACC - gold (range)	4%-11%	3%-11%
WACC - gold (avg)	7%	6%
WACC - copper	10%	9%
NAV multiple - gold (avg)	1.05	1.2
LOM years - gold (avg)	15	17
Value per ounce of gold	n/a	$30-$55
Value per ounce of silver	n/a	$0.41-$0.76
For the year ended December 31, 2018, we recorded net impairments of $746 million (2017: impairment reversals of $212 million) for non-current assets and $154 million (2017: $nil) for goodwill, as summarized in the following table:

For the years ended December 31	2018	2017
Lagunas Norte	$405	$3
Veladero	246	—
Equity method investments	30	—
Acacia exploration sites	24	12
Barrick Nevada	14	—
Pascua-Lama	(7)	407
Cerro Casale	—	(1,120)
Lumwana	—	(259)
Bulyanhulu	—	740
Other	34	5
Total impairment losses (reversals) of long-lived assets	$746	($212)
Veladero goodwill	154	—
Total goodwill impairment losses	$154	$—
Total impairment losses (reversals)	$900	($212)